Financial instruments - Sensitivity analysis – exposure to interest rates – except for derivative financial instruments (Details) R$ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 BRL (R$)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 3,651,752	R$ 3,651,752
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	201,816	201,816
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (17,260,522)	R$ (17,260,522)
Possible 25% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	25.00%	25.00%
Possible 25% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 41,783	R$ 41,783
Possible 25% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	200,214	200,214
Possible 25% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	334,607	334,607
Possible 25% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,750	2,750
Possible 25% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	268,906	268,906
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,303,505	7,303,505
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	403,632	403,632
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (34,521,043)	R$ (34,521,043)
Remote 50% | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Interest Rate, Percentage of Increase (Decrease)	50.00%	50.00%
Remote 50% | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 83,566	R$ 83,566
Remote 50% | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	400,428	400,428
Remote 50% | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	669,214	669,214
Remote 50% | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,500	5,500
Remote 50% | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	537,811	537,811
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	14,607,009	14,607,009
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	807,263	807,263
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(69,042,086)	(69,042,086)
Probable (base value) | Interest rate risk [member] | Cash and cash equivalents | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,121,685	1,121,685
Probable (base value) | Interest rate risk [member] | Marketable securities | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,374,880	5,374,880
Probable (base value) | Interest rate risk [member] | Loans and financing | CDI/SELIC
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,982,744	8,982,744
Probable (base value) | Interest rate risk [member] | Loans and financing | BNDES – TJLP
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	122,763	122,763
Probable (base value) | Interest rate risk [member] | Loans and financing | SOFR
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 25,368,450	R$ 25,368,450